EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY [Abstract]
Schedule of Stock Options and Stock Appreciation Rights Award Activity
The following is a summary of activities relating to the Company's stock options and SAR's (excluding Light Instruments options) granted to employees and directors among the Company's various plans during the year ended December 31, 2013:

			Aggregate
	Number	Weighted average	intrinsic Value (in
	of options	exercise price	thousands)

Outstanding at beginning of year	4,366,897	$12.65	-

Granted	921,500	$9.41	-

Exercised	(867,106)	$8.47	-

Forfeited	(954,997)	$15.81	-

Outstanding at end of year	3,466,294	$11.97	$8,088

Exercisable options at end of year	1,818,724	$14.02	$3,799

Vested and expected to vest	3,333,107	$11.86	$8,418

Summary of Restricted Stock Activity
The following table summarizes the RSUs activity for the year ended December 31, 2013:

		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2013	10,272	$10.71
Granted	65,862	$7.12
Vested	10,272	$10.71
Forfeited	-	$-

Non-vested at December 31	65,862	$7.12

Schedule of Stock Option Activity by Exercise Price
The options and SAR's outstanding as of December 31, 2013, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	62,515	5.05	$1.41	62,515	5.05	$1.41
$4.81	41,897	5.62	$4.81	41,897	5.62	$4.81
$7.25-11.31	2,669,969	5.23	$9.65	1,096,759	4.52	$9.76
$12.09-14.74	458,952	3.39	$13.25	384,592	3.13	$13.43
$16.05-52.67	232,961	2.36	$40.07	232,961	2.36	$40.07

$1.41-52.67	3,466,294	4.80	$11.97	1,818,724	3.99	$14.02

Schedule of Weighted Average Fair Value of Options Granted
The weighted average fair values of options granted (including those granted to non-employees but excluding RSUs) during the years ended December 31, 2013, 2012 and 2011 were:

	Year ended December 31,
	2013	2012	2011

Weighted average exercise prices	$9.41	$10.08	$11.09

Weighted average fair value on grant date	$3.41	$3.94	$4.97

Schedule of Assumptions Used to Estimate Fair Value
The weighted average estimated fair value of employee stock options granted during the years ended December 31, 2013, 2012 and 2011 was calculated using the binomial model with the following weighted-average assumptions:

	Year ended December 31,
	2013	2012	2011

Volatility	35%	42%	52%
Risk-free interest rate	1.05%	0.75%	2.07%
Dividend yield	0%	0%	0%
Post-vesting cancellation rate	6.8%	9.5%	7%
Suboptimal exercise factor	2.0	2.0	2.5
Expected life (in years)	6.15	4.84	5.53

Schedule of Share-Based Compensation Expense
The total equity-based compensation expense recognized for the years ended December 31, 2013, 2012 and 2011, was comprised as follows:

	Year ended December 31,
	2013	2012	2011

Cost of revenues	$288	$205	$40
Research and development	766	616	726
Sales and marketing	1,258	1,257	1,058
General and administrative	2,177	2,656	1,576

Total equity-based compensation expense before taxes	$4,489	$4,734	$3,400